Subsequent Events (Details) (Subsequent events, CNY) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended
	Apr. 01, 2015	Mar. 31, 2015 item
Subsequent events
Subsequent events
Number of travel agencies acquired		2
Cash consideration payable	56